Deposits from the Brazilian Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2018
Deposits from the Brazilian Central Bank and Deposits from credit institutions (Tables) [Abstract]
Classification, type and currency

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais		2018	2017	2016

Classification:
Financial liabilities at amortized cost		99,022,806	79,374,685	78,634,072
Total		99,022,806	79,374,685	78,634,072

Type:
Deposits on demand (1)		709,605	306,081	314,112
Time deposits (2)		47,227,456	52,739,163	49,548,858
Repurchase agreements		51,085,745	26,329,441	28,771,102
Of which:
Backed operations with Private Securities (3)		6,977,766	-	446,429
Backed operations with Government Securities		44,107,979	26,329,441	28,324,673
Total		99,022,806	79,374,685	78,634,072
Thousand of reais	2018	2017	2016

Currency:
Reais	74,159,613	56,562,950	51,339,830
Euro	105,119	407,814	576,994
US dollar	24,758,074	22,156,054	26,546,404
Other currencies	-	247,867	170,844
Total	99,022,806	79,374,685	78,634,072

(1) Non-interest bearing accounts.

(2) It includes the operation with credit institution arising from export and import financing lines, BNDES and Finame on-lending and abroad and other credit lines abroad.

(3) Refers primarily to repurchase agreements backed by own-issued debentures.